Commitments and contingencies - Contractual Obligation (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	$ 5,189
Purchase obligations	2,818
Planned acquisition of Ziply Fiber	7,000
Leases committed not yet commenced	7
Total	15,014
2025
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	1,747
Purchase obligations	711
Planned acquisition of Ziply Fiber	7,000
Leases committed not yet commenced	6
Total	9,464
2026
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	1,133
Purchase obligations	617
Planned acquisition of Ziply Fiber	0
Leases committed not yet commenced	1
Total	1,751
2027
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	589
Purchase obligations	381
Planned acquisition of Ziply Fiber	0
Leases committed not yet commenced	0
Total	970
2028
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	304
Purchase obligations	257
Planned acquisition of Ziply Fiber	0
Leases committed not yet commenced	0
Total	561
2029
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	307
Purchase obligations	240
Planned acquisition of Ziply Fiber	0
Leases committed not yet commenced	0
Total	547
Thereafter
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets	1,109
Purchase obligations	612
Planned acquisition of Ziply Fiber	0
Leases committed not yet commenced	0
Total	$ 1,721